Note 11 - INCOME TAXES (Details 8) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Note 11 - Income Taxes Details 8
Accrued interest on unrecognized tax benefits	$ 2,143	$ 1,783	$ 1,373
Accrued penalties on unrecognized tax benefits	2,284	2,256	1,948
Total accrued interest and penalties on Unrecognized tax benefits	$ 4,427	$ 4,039	$ 3,321